Financial Investment Designated at Fair Value Through OCI (Details) - Schedule of movement in financial instruments designated at fair value through OCI - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of movement in financial instruments designated at fair value through OCI [Abstract]
Beginning balance	S/ 18,224	S/ 26,883	S/ 21,206
Fair value change recorded in other comprehensive income	(17,532)	(8,659)	5,677
Ending balance	S/ 692	S/ 18,224	S/ 26,883